Turner Emerging Markets Fund

(the “Fund”)

Institutional Class

Investor Class

Incorporated herein by reference is  the Fund’s prospectus filed pursuant to Rule 497(c) under the Securities Act of 1933, as amended, on August 19, 2013 (SEC Accession No. 0001104659-13-064871).